LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases
SCHEDULE OF LEASES

The following table sets forth data regarding the Company’s leases:

	Year ended December 31,
	2021	2020	2019
	(in thousands)
Lease cost
Finance lease cost:
Amortization of right-of-use assets	$168	$168	$168
Interest on lease liabilities	1	9	20
Operating lease cost	595	535	554

Other information
Cash paid for amounts included in the measurement of lease liabilities:
Financing cash flows from finance leases	$104	$391	$361
Operating cash flows from operating leases	$586	$530	$506
Financing cash flows from finance leases	$1	$9	$20
Right-of-use assets obtained in exchange for new operating lease liabilities	$368	$230	$200

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 5 – LEASES (continued):

	December 31,
	2021	2020	2019
Weighted-average discount rate - finance leases	3.0%	3.0%	3%
Weighted-average discount rate - operating leases	4.0%	4.1%	4.2%
Weighted-average remaining lease term – finance lease	-	0.25	1.25
Weighted-average remaining lease term - operating leases	4.80	5.92	7.01

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Future minimum lease payments under non-cancellable leases as of December 31, 2021 were as follows:

Operating Leases
(Dollars in thousands)
Year ending December 31,
2022	$615
2023	548
2024	429
2025	435
2026	435
Thereafter	145
Total future minimum lease payments	2,607
Less imputed interest	(255)
Total	$2,352